Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
Short-term and Long-term Debt
Debt outstanding at September 30, 2017 is summarized as follows:

	September 30, 2017	December 31, 2016
Long-Term Debt:
Senior Unsecured Notes	$300,000	$—
Credit Facility Borrowings	95,000	36,143
Capital Lease Obligations	671	51
Total Long-Term Debt	395,671	36,194
Less: Unamortized Debt Issuance Costs	(7,138)	—
Less: Current Maturities of Credit Facility Borrowings, Net of Debt Issuance Costs(1)	(4,887)	(3,459)
Less: Current Maturities of Capital Lease Obligations(1)	(394)	—
Long-Term Portion, Net	$383,252	$32,735

(1)
Current maturities of long-term debt include $5,000 of current maturities, less $113 of unamortized debt issuance costs, under our 2017 Credit Agreement and $394 of current maturities of capital lease obligations.

Debt as of December 31, consisted of the following:

	2016	2015
Long-Term Debt:
Credit facility borrowings	$36,143	$24,571
Capital lease obligations	51	82
Total Debt	36,194	24,653
Less: current portion	(3,459)	(3,459)
Long-term portion	$32,735	$21,194

Aggregate maturities of outstanding debt including capital lease obligations
The aggregate maturities of our outstanding debt, including capital lease obligations as of September 30, 2017, are as follows:

Remaining 2017	$1,348
2018	5,386
2019	7,062
2020	9,375
2021	11,875
Thereafter	360,625
Total aggregate maturities	$395,671

The aggregate maturities of our outstanding debt, including capital lease obligations as of December 31, 2016, are as follows:

2017	$3,459
2018	3,449
2019	1,429
2020	26,428
2021	1,429
Thereafter	—
Total aggregate maturities	$36,194